UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               FORM 13F COVER PAGE


           Report for the Calendar Year or Quarter Ended June 30, 2003

              Check here if Amendment [ ]: Amendment Number:______

             This Amendment (Check only one): [__] is a restatement
                          [__]adds new holding entries


Aries Select I, LLC
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Name of Institutional Investment Manager

c/o Paramount Capital Asset Management, Inc.
787 Seventh Avenue, 48th floor, New York, New York 10019
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Business Address         (Street)             (City)         (State)       (Zip)


Form 13F File Number:

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form.

Name: Lindsay A. Rosenwald, M.D.
--------------------------------
Title: Chairman of Paramount Capital Asset Management, Inc., the general partner of Aries Domestic Fund, L.P.
Phone:  (212) 554-4300
Signature, Place and Date of Signing:


/s/ Lindsay A. Rosenwald, M.D.
------------------------------
[Signature]


New York, New York
------------------------------
[City, State]


August 13, 2003
------------------------------
[Date]

Report Type (Check only one):

[_ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Pursuant to General Instruction B to Form 13F, the securities over which Aries Select I, LLC exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.

                                13F SUMMARY PAGE


Number of Other Included Managers: Four (4)

Form 13F Information Table Entry Total: 159

 Form 13F Information Table Value Total: $495,983,790



List other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1

Form 13F File Number ___

Name:  The Aries Master Fund II, a Cayman Island Exempted Company

No. 2

Form 13F File Number ___

Name:  Aries Domestic Fund, L.P.

No. 3

Form 13F File Number ___

Name:  Aries Select, Ltd.

No. 4

Form 13F File Number ___

Name:  Aries Select I, LLC


Pursuant to General Instruction 2 to Form 13F, the securities over which The Aries Master Fund II, Aries Select, Ltd., Aries Domestic Fund, L.P. and Aries Select I, LLC exercise investment discretion are reported on its behalf on this Form 13F-HR.